Aimco Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Classes of perpetual preferred stock
At December 31, 2012 and 2011, Aimco had the following classes of perpetual preferred stock outstanding (dollars in thousands):

	Redemption	Annual Dividend Rate Per Share (paid quarterly)	Balance December 31,
	Date (1)		2012	2011
Classes of Cumulative Preferred Stock redeemed during 2012 (2)	—	—	$—	$599,039
Class Z Cumulative Preferred Stock, 4,800,000 shares authorized, 1,274,243 and 869,153 shares issued/outstanding, respectively	7/29/2016	7.00%	31,114	21,075
Series A Community Reinvestment Act Preferred Stock, 240 shares authorized, 74 shares issued/outstanding	6/30/2011	(3)	37,000	37,000
Preferred stock per consolidated balance sheets			$68,114	$657,114

(1)	All classes of preferred stock were or are redeemable at our option on and after the dates specified.

(2)	Refer to the table below for information regarding the classes of preferred stock redeemed during the year ended December 31, 2012.

(3)
For the period from the date of original issuance through March 31, 2015, the dividend rate is a variable rate per annum equal to the Three-Month LIBOR Rate (as defined in the articles supplementary designating the Series A Community Reinvestment Act Perpetual Preferred Stock, or CRA Preferred Stock) plus 1.25%, calculated as of the beginning of each quarterly dividend period. The rate at December 31, 2012 and 2011 was 1.61% and 1.62%, respectively.

Redemption of preferred stock

	Years Ended December 31,
	2012				2011	2010
Class of preferred stock redeemed	Class T	Class U	Class V	Class Y	Class V	Class G
Annual per share dividend rate	8.000%	7.750%	8.000%	7.875%	8.000%	9.375%
Number of shares of preferred stock redeemed	6,000,000	12,000,000	2,587,500	3,450,000	862,500	4,040,000
Redemption value of preferred stock redeemed	$150,000	$300,000	$64,688	$86,250	$21,562	$101,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	$5,193	$10,137	$2,350	$2,987	$783	$4,300

Issuance of preferred stock
The following table summarizes our issuances of preferred stock during the years ended December 31, 2012, 2011 and 2010 (dollars in thousands, except per share amounts):

	Years Ended December 31,
	2012	2011	2010
Class of preferred stock issued	Class Z	Class Z	Class U
Number of shares of preferred stock issued	405,090	869,153	4,000,000
Price to public per share	$24.78	$24.25	$24.86
Underwriting discounts, commissions and transaction costs per share	$0.54	$1.25	$0.77
Net proceeds per share	$24.24	$23.00	$24.09
Net proceeds to Aimco	$9,818	$19,990	$96,100
Issuance costs (primarily underwriting commissions) recognized as an adjustment of additional paid-in capital	$221	$1,085	$3,300

Repurchases of CRA Preferred Stock pursuant to the repurchase agreement
Following the repurchases during 2011, there were no remaining amounts of CRA Preferred Stock subject to repurchase.

	2011	2010
Shares repurchased	40	20
Liquidation preference of preferred stock repurchased	$20,000	$10,000
Repurchase price	$14,800	$7,000
Discount to liquidation preference, net of previously deferred issuance costs, recognized as an adjustment of net income attributable to Aimco preferred stockholders	$4,700	$2,800